Investments in subsidiaries - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Oct. 10, 2023	Jul. 29, 2022	Jul. 18, 2022	May 31, 2022	May 25, 2022	Feb. 28, 2022	Oct. 28, 2021	Oct. 01, 2021
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 658,618,000
Consideration paid	639,192,000
Additional recognition, acquisition costs	13,039,000
Expenses for acquisition-related and integration costs	53,401,000	$ 27,654,000
Termination of employment costs	23,226,000	10,948,000
Other integration costs	10,774,000	3,496,000
Acquisition-related costs		3,094,000
Integration costs		$ 24,560,000
Umanis
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	420,258,000					$ 303,896,000
Percentage of voting equity interests acquired					90.00%	72.40%
Consideration paid	420,258,000			$ 116,362,000
Additional recognition, goodwill	19,060,000
Momentum Industries Holdings, LLC | Major business combination
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)			$ 50,492,000
Array Holding Company, Inc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)										$ 60,337,000
CMC
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	90,900,000								$ 90,900,000
Consideration paid	$ 79,291,000
Unico Computer Systems Pty Ltd
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)								$ 39,814,000
Harwell Management
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)							$ 47,309,000